Shire Income Access Share Trust Statements of Changes in Equity - USD ($) $ in Millions	Total		Shire Income Access Share Trust	Shire Income Access Share Trust Capital account	Shire Income Access Share Trust Revenue account
As at Dec. 31, 2012	$ 3,809.2
Net income	665.1		$ 91.1	$ 0.0	$ 91.1
Distributions made	(96.4)	[1]	(91.1)	0.0	(91.1)
As at Dec. 31, 2013	5,366.0		0.0	0.0	0.0
Net income	3,405.5		112.8	0.0	112.8
Distributions made	(121.2)	[2]	(112.8)	0.0	(112.8)
As at Dec. 31, 2014	8,662.9		0.0	0.0	0.0
Net income	1,303.4		127.7	0.0	127.7
Distributions made	(134.4)	[3]	(127.7)	0.0	(127.7)
As at Dec. 31, 2015	$ 9,829.1		$ 0.0	$ 0.0	$ 0.0

[1]	Dividends per share During the year to December 31, 2013 Shire plc declared and paid dividends of 17.60 US cents per ordinary share (equivalent to 52.80 US cents per ADS) totaling $96.4 million
[2]	Dividends per share During the year to December 31, 2014 Shire plc declared and paid dividends of 20.76 US cents per ordinary share (equivalent to 62.28 US cents per ADS) totaling $121.2 million.
[3]	Dividends per share During the year to December 31, 2015 Shire plc declared and paid dividends of 23.30 US cents per ordinary share (equivalent to 69.90 US cents per ADS) totaling $134.4 million.